UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                              ACADIAN EMERGING
                                                                            MARKETS PORTFOLIO
                                                                 JANUARY 31, 2007 (UNAUDITED)


---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 82.3%
---------------------------------------------------------------------------------------------
                                                                   SHARES          VALUE
                                                                ------------    -------------
BRAZIL -- 1.7%
    Arcelor Brasil                                                   406,669    $  8,218,825
    Banco do Brasil                                                   37,752       1,236,050
    Brasil Telecom Participacoes                                         794              14
    Cia de Bebidas das Americas                                           32              15
    Cia de Saneamento Basico do Estado de Sao Paulo                2,390,138         304,017
    Cosan SA Industria Comercio                                      109,100       2,091,850
    CPFL Energia                                                      75,700         998,540
    Embratel Participacoes                                               794               3
    Light*                                                       100,000,000       1,176,803
    Natura Cosmeticos                                                 24,000         324,492
    Seara Alimentos* (a)                                                 911               3
    Sociedad de Participacoes Cime* (a)                              131,000              --
    Tele Norte Celular Participacoes*                                    794              --
    Telemar Norte Leste*                                              10,400         211,655
    Telemig Celular Participacoes*                                       794               3
    Tim Participacoes                                                  1,529               8
    Usinas Siderurgicas de Minas Gerais                                5,200         236,397
                                                                                -------------
                                                                                  14,798,675
                                                                                -------------
CHINA -- 3.9%
    Air China                                                        162,000         115,166
    China Petroleum & Chemical, Cl H                              27,062,000      22,635,438
    PetroChina, Cl H                                               7,144,328       8,757,681
    Shimao Property Holdings*                                        557,500         856,923
                                                                                -------------
                                                                                  32,365,208
                                                                                -------------
HONG KONG -- 3.4%
    China Mobile Hong Kong                                         2,695,000      24,716,537
    CITIC International Financial Holdings                           836,000         700,325
    Kingboard Chemical Holdings                                      781,000       3,216,235
                                                                                -------------
                                                                                  28,633,097
                                                                                -------------
HUNGARY -- 0.1%
    OTP Bank                                                          13,007         578,074
                                                                                -------------
INDIA -- 0.6%
    Infosys Technologies ADR                                          84,400       4,895,200
                                                                                -------------
INDONESIA -- 0.4%
    Bank Central Asia                                              2,111,000       1,183,738
    PT Astra International                                           502,500         820,465
    Telekomunikasi Indonesia                                       1,116,000       1,159,560
                                                                                -------------
                                                                                   3,163,763
                                                                                -------------
ISRAEL -- 4.6%
    Bank Hapoalim*                                                 1,593,532       7,394,336
    Bezeq Israeli Telecommunication                                1,286,714       2,052,784
    Check Point Software Technologies*                               143,585       3,425,938
    Clal Insurance*                                                   10,971         261,509
    Delek Group                                                        5,472         971,358
    Discount Investment*                                              16,578         481,760
    Elbit Medical Imaging*                                             6,426         255,238


THE ADVISORS' INNER CIRCLE FUND                                              ACADIAN EMERGING
                                                                            MARKETS PORTFOLIO
                                                                 JANUARY 31, 2007 (UNAUDITED)


---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
ISRAEL -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                                ------------    -------------
    Elbit Systems                                                     21,822    $    756,874
    Gazit Globe                                                       44,073         574,946
    IDB Development                                                   13,960         450,683
    IDB Holdings                                                       6,787         176,310
    Israel                                                             1,920         966,822
    Israel Discount Bank, Cl A                                       204,282         428,484
    Mizrahi Tefahot Bank                                             126,923         867,597
    Nice Systems                                                       7,668         246,109
    Ormat Industries                                                  48,836         586,979
    Partner Communications                                            58,548         723,963
    Syneron Medical                                                   11,663         286,910
    Teva Pharmaceutical Industries ADR                               508,300      17,841,330
                                                                                -------------
                                                                                  38,749,930
                                                                                -------------
MALAYSIA -- 1.4%
    British American Tobacco                                          51,900         648,750
    Bumiputra-Commerce Holdings                                    1,290,200       3,391,383
    Digi.Com                                                         311,000       1,368,400
    IOI Corp*                                                        737,300       3,876,092
    IOI Properties*                                                      500           1,321
    Johor Land                                                        50,520          13,640
    Kulim Malaysia                                                   152,400         224,246
    Maxis Communications                                             172,400         566,457
    Sime Darby*                                                      151,300         354,474
    YTL Corp*                                                        584,473       1,235,744
                                                                                -------------
                                                                                  11,680,507
                                                                                -------------
MEXICO -- 0.9%
    Grupo Celanese (a)                                                99,000              --
    Grupo Mexico Ser B                                             1,816,477       7,476,648
    Grupo Televisa Ser CPO                                            83,000         489,767
                                                                                -------------
                                                                                   7,966,415
                                                                                -------------
PHILIPPINES -- 1.2%
    International Container Term Services                          1,821,700         896,837
    Philippine Long Distance Telephone                               166,313       8,972,373
                                                                                -------------
                                                                                   9,869,210
                                                                                -------------
POLAND -- 5.2%
    Bank Pekao                                                         9,981         833,584
    BRE Bank*                                                          2,351         314,158
    Globe Trade Centre                                                25,337         423,214
    Grupa Lotos                                                       18,813         283,131
    KGHM Polska Miedz                                                545,028      16,568,968
    Polski Koncern Naftowy Orlen                                   1,402,057      21,995,255
    Powszechna Kasa Oszczednosci Bank Polski                         118,786       1,964,291
    Telekomunikacja Polska                                           142,985       1,218,052
                                                                                -------------
                                                                                  43,600,653
                                                                                -------------
RUSSIA -- 6.1%
    LUKOIL ADR                                                       531,605      42,262,598
    MMC Norilsk Nickel ADR                                            50,096       8,390,078
                                                                                -------------
                                                                                  50,652,676
                                                                                -------------


THE ADVISORS' INNER CIRCLE FUND                                              ACADIAN EMERGING
                                                                            MARKETS PORTFOLIO
                                                                 JANUARY 31, 2007 (UNAUDITED)


---------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                                ------------    -------------
SOUTH AFRICA -- 4.1%
    Anglo American PLC                                               133,667    $  6,245,341
    Anglo Platinum                                                    25,363       3,197,668
    Barloworld                                                        48,847       1,261,530
    Impala Platinum Holdings                                          24,977         719,797
    JD Group                                                          26,492         321,862
    Metropolitan Holdings                                            147,189         310,442
    Mittal Steel South Africa                                        217,561       3,265,530
    Naspers                                                           13,442         339,857
    Sasol                                                             40,799       1,390,463
    Telkom                                                           785,637      17,565,019
                                                                                -------------
                                                                                  34,617,509
                                                                                -------------
SOUTH KOREA -- 21.0%
    Amorepacific*                                                        638         381,037
    Asia Cement                                                        6,600         301,945
    DC Chemical                                                       16,680         753,347
    Dongbu Insurance                                                 974,750      25,585,893
    Dongbu Steel                                                      78,780         690,685
    Dongkuk Steel Mill                                                     8             170
    GS Holdings                                                       55,450       1,832,620
    Halim*                                                           151,911         544,846
    Honam Petrochemical                                               39,165       3,167,329
    Hynix Semiconductor*                                             187,170       6,215,794
    Hyundai H&S                                                      126,993       8,826,081
    Hyundai Mipo Dockyard                                             49,060       6,125,983
    Hyundai Steel                                                    491,250      17,175,478
    Korea Electric Power                                             449,520      20,254,674
    Korea Kumho Petrochemical                                         88,620       2,768,786
    Korean Petrochemical                                               6,310         255,485
    KT                                                               194,680       8,875,422
    KT&G                                                              52,852       3,218,299
    Kyeryong Construction Industrial                                  35,332       1,415,533
    LG Telecom                                                       314,268       3,239,532
    LIG Non-Life Insurance                                           133,350       2,146,921
    LS Cable                                                          18,610         658,569
    Pacific                                                            3,088         492,242
    POSCO                                                            119,273      41,764,563
    SK                                                               123,725       9,453,589
    SK Telecom                                                        19,143       4,068,650
    SKC                                                               31,480         607,186
    Ssangyong Engineering & Construction                              43,835         738,347
    TS                                                                 9,320         344,176
    Woori Finance Holdings                                            43,910       1,026,589
    Youngone                                                         421,740       2,465,005
                                                                                -------------
                                                                                 175,394,776
                                                                                -------------
TAIWAN -- 17.5%
    Acer                                                                  14              26
    Advanced Semiconductor Engineering*                            4,384,000       5,000,279
    Asustek Computer                                               1,194,000       3,155,276
    China Steel                                                    2,075,314       2,143,268
    Chunghwa Telecom                                               2,372,000       4,553,502
    CMC Magnetics*                                                 2,890,000         930,502


THE ADVISORS' INNER CIRCLE FUND                                              ACADIAN EMERGING
                                                                            MARKETS PORTFOLIO
                                                                 JANUARY 31, 2007 (UNAUDITED)


---------------------------------------------------------------------------------------------
TAIWAN -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                                ------------    -------------
    Compal Communications                                            120,000    $    430,108
    Compal Electronics                                               320,454         289,579
    Compeq Manufacturing*                                            848,000         383,792
    Delta Electronics                                                 82,851         270,533
    Episil Technologies                                              566,000         428,944
    Far Eastern Textile                                           11,861,341      10,015,955
    Far EasTone Telecommunications                                 9,723,800      11,002,113
    Farglory Developers                                               44,000          62,481
    Grand Pacific Petrochemical*                                     728,000         250,981
    High Tech Computer                                             1,248,680      18,490,113
    HON HAI Precision Industry                                       518,316       3,542,346
    Inventec                                                         878,465         712,442
    King Yuan Electronics                                            718,506         553,251
    Macronix International*                                        4,356,000       1,772,991
    Micro-Star International                                       3,290,000       2,418,383
    Mosel Vitelic                                                  3,437,000       3,011,890
    Nanya Technology                                              11,519,388       9,044,899
    POU Chen                                                         324,000         346,419
    Powerchip Semiconductor                                        6,337,043       4,051,842
    Powertech Technology                                           1,698,320       7,067,306
    President Chain Store                                             90,000         208,037
    ProMOS Technologies*                                          25,528,583       9,847,913
    Quanta Storage                                                   183,750         250,046
    Ritek*                                                         3,877,000         995,099
    Shin Kong Financial Holdings                                   4,809,826       4,821,222
    Siliconware Precision Industries                               5,645,290       9,362,519
    Taiwan Mobile                                                    532,000         515,485
    Taiwan Semiconductor Manufacturing                             8,036,880      16,453,609
    Tatung*                                                          200,000          85,657
    Tung Ho Steel Enterprise                                         835,000         843,319
    U-Ming Marine Transport                                          438,000         634,609
    United Microelectronics                                       18,704,381      11,732,139
    Vanguard International Semiconductor                             515,000         383,254
    Wistron                                                              273             392
                                                                                -------------
                                                                                 146,062,521
                                                                                -------------
THAILAND -- 3.7%
    Advanced Info Service                                            117,900         251,792
    Aromatics Thailand                                               893,500       1,012,118
    Bangkok Bank*                                                    416,200       1,273,224
    Banpu                                                            122,400         646,442
    CalComp Electronics*                                           6,284,000       1,114,712
    IRPC                                                          10,478,951       1,602,841
    Krung Thai Bank*                                               4,476,100       1,563,082
    PTT                                                            1,816,200      10,430,702
    PTT Exploration & Production                                     598,300       1,631,727
    Rayong Refinery                                                1,615,200         731,851
    RS                                                             3,200,000         398,961
    Samart*                                                        1,640,200         411,825
    Siam Cement                                                      139,900         936,704
    Siam Commercial Bank                                           1,398,100       2,397,636
    Siam Steel International                                       7,276,900       1,092,060
    Thai Beverage                                                  2,193,000         392,908


THE ADVISORS' INNER CIRCLE FUND                                              ACADIAN EMERGING
                                                                            MARKETS PORTFOLIO
                                                                 JANUARY 31, 2007 (UNAUDITED)


---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
THAILAND -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                                ------------    -------------
    Thai Oil*                                                      2,434,200    $  4,039,437
    Thoresen Thai Agencies                                           826,600         650,068
    TPI Polene                                                       481,500         165,364
                                                                                -------------
                                                                                  30,743,454
                                                                                -------------
TURKEY -- 6.5%
    Akbank TAS                                                     1,639,843      10,496,861
    Dogan Sirketler Grubu Holdings                                 3,424,520       5,772,484
    Ford Otomotiv Sanayi                                              43,017         409,977
    Haci Omer Sabanci Holdings AS                                  1,340,734       5,578,445
    Petkim Petrokimya Holdings*                                      118,000         436,415
    Petrol Ofisi                                                     330,330       1,141,824
    Tupras Turkiye Petrol Rafine                                     173,762       3,089,652
    Turk Hava Yollari*                                                94,040         488,259
    Turk Sise ve Cam Fabrikalari AS*                               3,622,307      14,298,580
    Turkcell Iletisim Hizmet AS*                                      93,438         521,684
    Turkiye Garanti Bankasi, Cl C*                                   503,257       1,897,057
    Turkiye Is Bankasi*                                            1,406,009       6,700,043
    Yapi ve Kredi Bankasi*                                         1,921,557       3,744,713
                                                                                -------------
                                                                                  54,575,994
                                                                                -------------
VENEZUELA -- 0.0%
    Cia Anonima Nacional Telefonos de Venezuela, Cl D                 72,013         137,957
                                                                                -------------

    TOTAL COMMON STOCK
        (Cost $448,934,958)                                                      688,485,619
                                                                                -------------
---------------------------------------------------------------------------------------------
PREFERRED STOCK -- 12.8%
---------------------------------------------------------------------------------------------
BRAZIL -- 12.8%
    Banco Bradesco*                                                  849,843      34,547,017
    Banco Itau Holding Financeira                                    201,100       7,436,920
    Brasil Telecom                                                43,828,652         213,703
    Brasil Telecom Participacoes                                          60               1
    Braskem, Cl A                                                     54,400         397,999
    Centrais Eletricas Brasileiras, Cl A*                         31,422,000         710,537
    Cia Brasileira de Distribuicao Grupo Pao de Acucar                   921              30
    Cia Brasileira de Petroleo Ipiranga                              104,000       1,016,630
    Cia de Bebidas das Americas                                    2,796,000       1,441,652
    Cia de Transmissao de Energia Eletrica Paulista                      476               7
    Cia Paranaense de Energia                                     21,200,000         258,071
    Cia Vale do Rio Doce, Cl A                                       186,200       5,263,108
    Elektro Eletricidade e Servicos                                      638               3
    Embratel Participacoes                                                60              --
    Investimentos Itau                                             2,606,000      14,425,260
    Lojas Americanas                                                     327              19
    Metalurgica Gerdau                                               447,339       9,297,863
    Noxville Investimentos (a)                                           327              --
    Petroleo Brasileiro*                                             909,600      20,084,304
    Tam                                                               59,800       1,935,394
    Tele Norte Celular Participacoes                                      60              --
    Tele Norte Leste Participacoes                                    14,100         189,377
    Telecomunicacoes de Sao Paulo                                     16,500         416,717
    Telemig Celular Participacoes                                         60              --
    Tim Participacoes                                                    115              --


THE ADVISORS' INNER CIRCLE FUND                                              ACADIAN EMERGING
                                                                            MARKETS PORTFOLIO
                                                                 JANUARY 31, 2007 (UNAUDITED)


---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
PREFERRED STOCK -- CONTINUED
---------------------------------------------------------------------------------------------
                                                                   SHARES           VALUE
                                                                ------------    -------------
    Tractebel Energia, Ser B* (a)                                     37,601    $    323,268
    Usinas Siderurgicas de Minas Gerais Ser A                        244,700       9,245,272
    Vale do Rio Doce* (a)                                             19,960              --
                                                                                -------------
                                                                                 107,203,152
                                                                                -------------

    TOTAL PREFERRED STOCK
        (Cost $62,516,443)                                                       107,203,152
                                                                                -------------
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.4%
---------------------------------------------------------------------------------------------
    Union Bank of California  Money Market Fund, 4.53%**
        (Cost $11,637,794)                                        11,637,794      11,637,794
                                                                                -------------

    TOTAL INVESTMENTS -- 96.5%
        (Cost $523,089,195)+                                                    $807,326,565
                                                                                =============

        PERCENTAGES ARE BASED ON NET ASSETS OF $836,188,412.

      + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS
        $523,089,195, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $288,949,148 AND
        $(4,711,778) RESPECTIVELY.

      * NON-INCOME PRODUCING SECURITY

     ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.

    ADR AMERICAN DEPOSITARY RECEIPT

    PLC PUBLIC LIMITED COMPANY

     CL CLASS

    SER SERIES

    (A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUATION
        COMMITTEE OF THE BOARD OF TRUSTEES. SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF
        SUCH SECURITIES AS OF JANUARY 31, 2007 WAS $323,268 OR 0.04% NET ASSETS.

        AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

        FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF  INVESTMENTS
        AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO  THE PORTFOLIO'S MOST
        RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ACA-QH-001-0600.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.